Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 10, 2022	Jun. 19, 2021	Jun. 18, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Feb. 23, 2021	Feb. 19, 2021
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		4,312,500
Sale of stock, price per share (in Dollars per share)				$ 11.5	$ 11.5
Percentage of public offering (in Dollars per share)				$ 0.035
Office space for per month								$ 3,750	$ 3,750
Administrative fees payable				$ 52,400	$ 41,150
Borrowing amount				300,000	300,000
Note payable balance								40,000
Loan payables to related parties	$ 10,000,000
Final term loan	$ 10,000,000
Accrues interest percentage	7.00%
Principal amount outstanding	$ 10,000,000
Advances of operating expenses				647,500	191,250	$ 998
Advances of working capital				445,000
Advance of administrative fees				11,250	$ 41,150
Working capital loans				$ 1,500,000
Units at a price per unit (in Dollars per share)				$ 10	$ 10
Percentage of public offering					3.50%
Offering costs expense								$ 43,495
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Percentage of outstanding shares		20.00%	20.00%
FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)							1,000,000
Loan payables to related parties						500,000
Accounts receivables				$ 600,000	$ 500,000	700,000
Expenses related to arrangements				200,000	200,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Underwriter's amount				6,037,500	6,037,500
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)			4,312,500
Class A Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)		$ 12	$ 12
FaZe’s founders [Member] | FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivables				$ 100,000	100,000
Co-founders [Member] | FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Expenses related to arrangements					$ 700,000	$ 900,000